GOODWILL AND INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
GOODWILL AND INTANGIBLE ASSETS, NET
9.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The following table presents the changes in the carrying amount of goodwill for the Space Systems reportable segment for the three months ended March 31, 2021:

Balance at December 31, 2020	$3,133
Foreign currency translation adjustment	95

Balance at March 31, 2021	$3,228

Intangible Assets

The components of intangible assets consisted of the following as of March 31, 2021:

	March 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed technology	$10,258	$(1,355)	$8,903
Capitalized software	3,704	(2,496)	1,208
Customer relationships	669	(206)	463
Non-compete agreement	223	(52)	171
Capitalized intellectual property	198	(63)	135
Trademarks and tradenames	151	(39)	112
Indefinite-Lived Intangible Assets
In-process research and development	111	—	111

Total	$15,314	$(4,211)	$11,103

Amortization expense was approximately $640 and $225 during the three months ended March 31, 2021 and 2020, respectively.

The following table outlines the estimated future amortization expense related to finite intangible assets held as of March 31, 2021:

2021 (for the remaining period)	$1,849
2022	2,159
2023	1,783
2024	1,609
2025	1,507
Thereafter	2,085

Total	$10,992

9.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The following table presents the changes in the carrying amount of goodwill by reportable segment for the years ended December 31:

	Launch Services	Space Systems	Total
Balance at December 31, 2019	$—	$—	$—
Acquisitions	—	2,895	2,895
Foreign currency translation adjustment	—	238	238

Balance at December 31, 2020	$—	$3,133	$3,133

Intangible Assets

The components of intangible assets consisted of the following as of December 31:

	2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed technology	$10,090	$(973)	$9,117
Capitalized software	3,541	(2,379)	1,162
Customer relationships	658	(148)	510
Non-compete agreement	219	(37)	182
Capitalized intellectual property	199	(51)	148
Trademarks and tradenames	149	(29)	120
Backlog	55	(55)	—
Indefinite-Lived Intangible Assets
In-process research and development	110	—	110

Total	$15,021	$(3,672)	$11,349

	2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Capitalized software	$2,259	$(1,118)	$1,141
Capitalized intellectual property	329	(141)	188

Total	$2,588	$(1,259)	$1,329

Amortization expense was approximately $2,222 and $746 during the years ended December 31, 2020 and 2019, respectively.

The following table outlines the estimated future amortization expense related to finite intangible assets held as of December 31:

2021	$2,353
2022	2,040
2023	1,717
2024	1,533
2025	1,484
Thereafter	2,112

Total	$11,239